Net Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2016
Net Loss Per Share [Abstract]
Schedule of net loss per common share
	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015

Net loss	$(5,768,652)	$(11,655,610)	$(6,227,809)	$(17,802,227)

Basic weighted average common shares outstanding	58,973,457	49,488,166	57,103,514	46,759,780
Add incremental shares for:
Stock options	-	-	-	-
Diluted weighted average common shares outstanding	58,973,457	49,488,166	57,103,514	46,759,780

Net income loss per share:
Basic and diluted	$(0.10)	$(0.24)	$(0.11)	$(0.38)